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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-7193



Federated Institutional Trust
 (Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


Registrants telephone number, including area code:  412-288-1900

Date of reporting period:  7/1/2007  6/30/2008



Item 1.  Proxy Voting Record.



=================== FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND================


MEDIMEDIA USA, INC/ STAYWELL CUSTOM COMMUNICATIONS LLC/ S

Ticker:                      Security ID:  58470TAA3
Meeting Date: JUL 20, 2007   Meeting Type: Written Consent
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO CONSENT TO THE PROPOSED AMENDMENTS     For       Did Not    Management
                                                          Vote




============ FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

=================== FEDERATED GOVERNMENT ULTRASHORT DURATION FUND=============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========== END NPX REPORT



                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                    Federated Institutional Trust



                                By /s/J. Christopher Donahue
(Signature and Title)           J. Christopher Donahue
                                Principal Executive Officer

Date: August 22, 2008